Balance Sheet Components - Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Indefinite-lived Intangible Assets [Line Items]
Intangible assets, net	$ 3,048	$ 3,048	$ 0
In-process research and development
Indefinite-lived Intangible Assets [Line Items]
Intangible assets, net	$ 3,048	$ 3,048	$ 0